BANK LOANS	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BANK LOANS

6. BANK LOANS

The Company has two outstanding loan facilities with its principal bank, with total drawn-down principal amount of approximately US$1,078,941. The bank facility bears interest rate at Hong Kong Prime Rate minus 2.5% per annum.

The bank loans consisted of the following at March 31, 2026:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	3,564,728	457,017	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,080,899	394,987	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		6,645,627	852,004

The bank loans consisted of the following at March 31, 2025:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	3,984,348	510,814	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,430,440	439,800	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		7,414,788	950,614

The Company’s bank loans are denominated in HKD.

As of March 31, 2026 and 2025, the bank loans amounted to US$852,004 with interest bearing at 2.750%-2.875% per annum and US$950,614 with interest bearing at 2.875%-3.000% per annum. The loans are secured by personal guarantee executed by the director of the Company and a guarantee issued by HKMC Insurance Limited under the Hong Kong SME Financing Guarantee Scheme, a loan guarantee scheme launched by the Hong Kong government to help small and medium enterprises to secure bank loans, which the lending bank required.

The following are the maturities of the above borrowings, which include principal of bank borrowing as of March 31, 2026:

Amount
USD
Years ending March 31,
2027	102,011
2028	104,849
2029	107,767
2030	110,765
2031 and thereafter	426,612
Total Bank Borrowings	852,004

During the year ended March 31, 2026, interest expense related to these credit facilities was US$26,291.

During the year ended March 31, 2025, interest expense related to these credit facilities was US$34,250.